ACCOUNT PAYABLES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNT PAYABLES

 12. ACCOUNT PAYABLES

Account payables consist of the following:

	December 31,	December 31,
	2024	2023
Gold	$33,876,967	$—
Game equipment	118,029	119,790
Information Technology service	161,364	198,939
Total accounts payable	$34,156,360	$318,729

 On August 28, 2024, the company signed a tripartite agreement on the transfer of accounts receivable with one supplier and four customers. The accounts receivable has been offset against accounts payable, with an amount of $33.87 million.